Note 6 - Due to Related Parties	12 Months Ended
Nov. 30, 2012
Related Party Transactions Disclosure [Text Block]
6.	Due to related parties

Amounts due to the related parties are payable to entities controlled by two shareholders who are also officers and directors of the Company.

	November 30, 2012	November 30, 2011
	$	$
Promissory note payable to two directors and officers of the Company, unsecured 6% annual interest rate on the outstanding loan balance (i) (2012 - C$750,534; 2011 - C$774,330)	755,368	729,520
Note payable to an entity controlled by shareholders, officers and directors of the Company, unsecured, non-interest bearing with no fixed repayment terms. (2012 - C$28,167; 2011 - C$28,167)	28,349	27,606
	783,717	757,126

Interest expense on the promissory note payable to related parties for the year ended November 30, 2012 is $45,278 (November 30, 2011  - $73,011; November 30, 2010 - $94,055) and has been included in the consolidated statement of operations and comprehensive loss.

(i)
Effective October 22, 2009 (“effective date”), the promissory note dated September 10, 2004 issued by IPC Corp to Dr. Isa Odidi and Dr. Amina Odidi (the “Promissory Note”) was amended to provide that the principal amount thereof shall be payable when payment is required solely out of (i) revenues earned by IPC Corp following the effective date, and/or proceeds received by any IPC Company from any offering of its securities following the effective date, other than the securities offering completed on February 1, 2011, and/or amounts received by IPC Corp for the scientific research tax credits received after the effective date for research expenses of IPC Corp incurred before the effective date and (ii) up to C$800,000 from the Net Cash (as defined in the IPC Arrangement Agreement). During the year ended November 30, 2012, no principal repayment was made (2011 - $801,551; 2010 - $755,760) and interest payment of $39,173 (C$39,083) (2011 – $163,099; 2010 - $104,943) in respect of the promissory note was repaid by the Company in accordance with the terms of the IPC Arrangement Agreement.

As described in Note 7, the Company had salaries payable to the two principal shareholders.